Impact of change in accounting policies Statement of cash flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities [Abstract]
Net income	$ 71,868	$ 64,817	$ 149,966	$ 136,226
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment			2	348
Depreciation expense			23,779	20,387
Amortization of intangibles			10,165	8,456
Amortization of government grants			(24)	(21)
Interest on short term investments			(712)	(536)
Stock compensation expense	7,038	9,892	16,430	18,701
Amortization of gain on interest rate hedge			(463)	(462)
Amortization of financing costs			530	282
Deferred taxes			(2,745)	(581)
Changes in assets and liabilities:
Increase in accounts receivable			(26,685)	59,812
Increase (Decrease) in Contract with Customer, Asset			51,052	55,081
(Increase)/decrease in other receivables			(5,082)	(6,234)
Decrease in prepayments and other current assets			9,777	(3,677)
Increase in other non-current assets			(338)	(737)
Increase/(decrease) in payments on account			2,616	(11,463)
Decrease in other current liabilities			(38,547)	4,558
Decrease in other non-current liabilities			(1,083)	(4,442)
Decrease in income taxes payable			(3,622)	3,802
Decrease in accounts payable			(3,241)	(920)
Net cash provided by operating activities			79,671	168,418
Cash flows from investing activities [Abstract]
Purchase of property, plant and equipment			(17,219)	(15,179)
Purchase of subsidiary undertakings			(1,645)	0
Purchase of short term investments			(55,608)	(24,919)
Sale of short term investments			49,708	6,950
Net cash used in investing activities			(24,764)	(33,148)
Cash flows from financing activities [Abstract]
Financing costs			(823)
Proceeds from exercise of equity compensation			10,334	5,914
Share issue costs			(9)	(10)
Repurchase of ordinary shares			(54,172)	(108,106)
Share repurchase costs			(44)	(86)
Net cash used in financing activities			(44,714)	(102,288)
Effect of exchange rate movements on cash			(3,833)	2,731
Net increase in cash and cash equivalents			6,360	35,713
Cash and cash equivalents at beginning of period			282,859	192,541
Cash and cash equivalents at end of period	289,219	$ 228,254	289,219	$ 228,254
Difference between Revenue Guidance in Effect before and after Topic 606
Cash flows from operating activities [Abstract]
Net income			2,334
Cash flows from financing activities [Abstract]
Financing costs			0
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Cash flows from operating activities [Abstract]
Net income	1,397		2,334
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment			0
Depreciation expense			0
Amortization of intangibles			0
Amortization of government grants			0
Interest on short term investments			0
Stock compensation expense			0
Amortization of gain on interest rate hedge			0
Amortization of financing costs			0
Deferred taxes			6,276
Changes in assets and liabilities:
Increase in accounts receivable			0
Increase in unbilled revenue			3,275
(Increase)/decrease in other receivables			12,330
Decrease in prepayments and other current assets			0
Increase in other non-current assets			0
Increase/(decrease) in payments on account			(25,100)
Decrease in other current liabilities			0
Decrease in other non-current liabilities			0
Decrease in income taxes payable			885
Decrease in accounts payable			0
Net cash provided by operating activities			0
Cash flows from investing activities [Abstract]
Purchase of property, plant and equipment			0
Purchase of subsidiary undertakings			0
Purchase of short term investments			0
Sale of short term investments			0
Net cash used in investing activities			0
Cash flows from financing activities [Abstract]
Proceeds from exercise of equity compensation			0
Share issue costs			0
Repurchase of ordinary shares			0
Share repurchase costs			0
Net cash used in financing activities			0
Effect of exchange rate movements on cash
Net increase in cash and cash equivalents			0
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period	0		0
Calculated under Revenue Guidance in Effect before Topic 606
Cash flows from financing activities [Abstract]
Financing costs			(823)
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Cash flows from operating activities [Abstract]
Net income	73,265		152,300
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment			2
Depreciation expense			23,779
Amortization of intangibles			10,165
Amortization of government grants			(24)
Interest on short term investments			(712)
Stock compensation expense			16,430
Amortization of gain on interest rate hedge			(463)
Amortization of financing costs			530
Deferred taxes			3,531
Changes in assets and liabilities:
Increase in accounts receivable			(26,685)
Increase in unbilled revenue			(47,777)
(Increase)/decrease in other receivables			7,248
Decrease in prepayments and other current assets			9,777
Increase in other non-current assets			(338)
Increase/(decrease) in payments on account			(22,484)
Decrease in other current liabilities			(38,547)
Decrease in other non-current liabilities			(1,083)
Decrease in income taxes payable			(2,737)
Decrease in accounts payable			(3,241)
Net cash provided by operating activities			79,671
Cash flows from investing activities [Abstract]
Purchase of property, plant and equipment			(17,219)
Purchase of subsidiary undertakings			(1,645)
Purchase of short term investments			(55,608)
Sale of short term investments			49,708
Net cash used in investing activities			(24,764)
Cash flows from financing activities [Abstract]
Proceeds from exercise of equity compensation			10,334
Share issue costs			(9)
Repurchase of ordinary shares			(54,172)
Share repurchase costs			(44)
Net cash used in financing activities			(44,714)
Effect of exchange rate movements on cash			(3,833)
Net increase in cash and cash equivalents			6,360
Cash and cash equivalents at beginning of period			282,859
Cash and cash equivalents at end of period	$ 289,219		$ 289,219